                          [ARISTATA MUTUAL FUNDS LOGO]

                                 A CLASS ABOVE

                                 ANNUAL REPORT

                                 APRIL 30, 2001


These Funds are neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve
Board or any other governmental agency or insurer.

INVESTMENT ADVISER
Tempest Investment Counselors, Inc.
1380 Lawrence Street
Suite 1050
Denver, CO 80204

ADMINISTRATOR, TRANSFER AGENT
& FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, CO 80202

DISTRIBUTOR
ALPS Distributors, Inc.
370 Seventeenth Street
Suite 3100
Denver, CO 80202

LEGAL COUNSEL
Davis, Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, CO 80202

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202

CUSTODIAN
Fifth Third Bank, N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

FOR MORE INFORMATION, PLEASE CALL 1-800-644-8595
OR VISIT www.aristata.com

[ALPS DISTRIBUTORS, INC. LOGO]
SPONSOR AND DISTRIBUTOR

LETTER FROM THE INVESTMENT ADVISER
================================================================================

Dear Fellow Shareholders:

This year marks the third anniversary of the Aristata Mutual Funds. We are very pleased to report that the Aristata investments achieved positive returns during this three year period. The Aristata Funds also delivered strong results over the past fiscal year, which ended April 30, 2001, at a time when many other funds registered significant declines.

Despite the continuing volatility in the stock and bond markets and increasing signs of a weaker economy, we remain quite optimistic about the future. No, it is not because we are all wearing rose colored glasses. This year we celebrate our 25th Anniversary at TEMPEST INVESTMENT COUNSELORS, INC. Experience tells us that this is not our first bear market and possible recession, and it will not be our last. Our investment philosophy remains focused on the long term, and as current events are proving, business cycles and stock market cycles have not been repealed.

HIGHLIGHTS OF INVESTMENT RESULTS

WHAT A DIFFERENCE A YEAR MAKES! In our Annual Report last year we stated: The differences in returns for the market in general or for the Aristata Equity Fund in particular are explained by the dominance of growth vs. value investment styles. The market results as depicted by the Standard & Poor's 500 index, were generated by the stellar performance of the technology related sectors, the pronounced investor preference for growth stocks, and a rise in prices that was led by a relatively small number of companies. The recent market action...may be signaling a shift in stock performance that will benefit value investing.

We prefer to describe ourselves as astute rather than clairvoyant, but we did predict a dramatic turnaround from the dominance of growth to the value investment style when we wrote those comments last year. The NASDAQ peaked above 5000 on March 10, 2000 and from today's vantage point that date was the high water mark for growth/technology and the high flying internet sectors of the stock market. Since March of last year there has been a distinct reversal from growth to value, and that shift benefited the portfolio investments in the Aristata Funds.

The correction in technology stocks is continuing. The NASDAQ, which is loaded with Tech stocks was down about 23% during the most recent quarter, and closed on April 30th at 2116.24 off nearly 58% from its peak. To a lesser degree, the Standard & Poor's 500 (S&P 500) was impacted by the ongoing decline in share prices. The S&P 500 (on a total return basis) fell -8.3% and -13.0% during the 3 month and 12 month periods ended April 30.


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                                                                               1

LETTER FROM THE INVESTMENT ADVISER
================================================================================


Bond investors in the Aristata Funds enjoyed positive returns during the most recent fiscal year and since the 1998 inception. The fixed income markets provided an attractive, less volatile alternative to the stormy markets experienced by stocks. The Aristata bond emphasis on higher quality issues and intermediate maturities proved rewarding. The slowing economy and falling profits raised credit concerns among bond investors. These factors resulted in price declines for many lower quality bonds. The following performance table presents a summary of investment returns for the Aristata Mutual Funds and various indices.

TOTAL RETURNS ENDING APRIL 30, 2001(1)

                                                                                               AVERAGE ANNUAL
                                                        3 MONTHS         6 MONTH         12 MONTHS       SINCE INCEPTION
                                                       ----------       ----------       ----------      ---------------
ARISTATA EQUITY FUND                                         0.84%            4.85%           10.31%            8.36%
Standard & Poor's 500 Index*                                (8.26)%         (12.07)%         (13.01)%           7.00%
Value Line Composite Index                                  (6.32)%          (3.40)%          (5.23)%          (4.52)%
Lipper Multi-Cap Value Fund Index                           (0.06)%           5.83%           13.66%            6.02%
ARISTATA QUALITY BOND FUND                                   1.82%            6.37%           11.33%            5.53%
Lehman Government/Credit Bond Index*                         0.73%            6.23%           12.11%            6.27%
Lehman Intermediate Government/Credit Bond Index             1.46%            6.45%           12.13%            6.50%
Lipper Corporate Debt Funds A Rated Index                    0.69%            6.21%           11.60%            5.29%
ARISTATA COLORADO QUALITY TAX-EXEMPT FUND                    0.23%            3.47%            7.50%            4.15%
Lehman Brothers Municipal Bond Index*                        0.13%            4.41%           10.38%            4.95%
Lipper Municipal Intermediate Bond Fund Index                0.18%            3.87%            8.68%            4.14%
Lipper Colorado Municipal Fund Average                      (0.06)%           3.78%            9.14%            3.42%

*Fund benchmark index

The total return figures represent past performance and are not indicative of future results.

(1) See footnotes on p. 11

OUR INVESTMENT PHILOSOPHY REMAINS FOCUSED. As we have written before, PRESERVATION OF CAPITAL IS A CRUCIAL PART OF OUR INVESTMENT PHILOSOPHY, an attribute that differentiates us from many other investment management firms. It is also an idea that can be often neglected in the rush to become overnight millionaires by many investors with stocks such as Priceline.com (down 98% from its high) or Amazon.com (down 92% from its high). Over the last few quarters, our success was as much from what we did not buy, as from what we did. We tend to be skeptical of new paradigms and popular or conventional investment views. Stated another way, we simply avoided chasing after the performance of wildly overvalued stocks. By sticking to our disciplines, we Fund Review remained focused on seeking out solid industries and companies with good track records selling at compelling valuations. History has shown that such companies grow in value over time and that the market rewards them with increasing valuations with less volatility.


================================================================================
2

LETTER FROM THE INVESTMENT ADVISER
================================================================================


WE ARE DEDICATED BELIEVERS IN DIVERSIFICATION AS AN EFFECTIVE MEANS OF CONTROLLING RISK AND PROVIDING HIGHER, LESS VOLATILE RETURNS. Last year the Aristata portfolios achieved positive results directly because of diversification within the stock and bond funds. The frothy and speculative stock market that existed in early 2000 was propelled by a short list of overvalued companies that in turn were concentrated in even fewer industries, most notably technology and telecommunications. Diversification in the bond portfolios paid rewards too. The slowing economy, falling profits and rising energy costs created havoc for bonds and raised credit concerns among bond investors. Our emphasis upon diversifying investments across multiple industry lines minimized the negative moves in the stock and bond markets over the past year. DIVERSIFICATION, an evil the last couple of years when just a few sectors were soaring, IS AGAIN A VIRTUE.

THE PSYCHOLOGY OF THE MARKET IS FINALLY CHANGING--investors are more cautious, thoughtful and realistic. The concept of risk has again become part of the investment equation. No longer is there a blind allegiance to new economy stocks or the mantra of high technology. As it turns out many of these new economy and technology stocks are proving even more vulnerable to the economy's slower growth than some old economy stocks. Fading too are the new valuation methods that were invented by some analysts to justify ever-higher stock prices. We sense that the hype and hope of a new investment era is receding from the investment landscape and a sense of reality is returning to the markets. There is a growing understanding that valuations do matter, and investors are rediscovering the importance of earnings and cash flow. If we were to pick one reason to be optimistic today, it is that the financial markets are becoming more rational and certainly more attractively valued. We see this as the beginning of more constructive markets--ones that emphasize investing, not speculating. These changes underway in the markets bode well for the long-term investment strategies of the Aristata Funds.

We greatly appreciate your confidence in the Aristata Funds; and as you may know, we are invested along with you in these funds. All members of our firm are dedicated to delivering successful, long-term investment results to our shareholders.

Sincerely,

/s/ H. DAVID LANSDOWNE

H. David Lansdowne, CFA
President
Tempest Investment Counselors, Inc.



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                                                                               3

FUND REVIEW
================================================================================

ARISTATA EQUITY FUND

PERFORMANCE

The Aristata Equity Fund's total return for the year ending April 30, 2001 was 10.3%. The Standard & Poor's 500 Index registered a -13.0% decline during the same period. The Fund results were distinctly positive and less volatile than the stock market generally. The Aristata emphasis on buying solid companies at reasonable prices, avoiding speculative market sectors, and always incorporating diversification does have its rewards.

EQUITY MARKET OVERVIEW

Major stock indices experienced wide price swings and most recorded negative returns for the past year. By convention, a "bear" market is defined as a drop of 20% or more from the high. The recent March lows for the S&P 500 and NASDAQ represent price declines of -27% and -65%, respectively, from their peaks. The Dow Jones Industrial Average recorded a more modest decline of -19% from last year's high and narrowly escapes the standard bear market definition. The current declines in the stock market mark a new experience for many investors, since the last official bear market occurred in 1990.

THE IRONY OF WEAK EARNINGS. Clearly corporate profits are going to be down in 2001 for the first time in many years. Market pundits are all worrying about this -- just the stuff for bear market talk.

We came across an interesting study from the Leuthold Group that examines the relationship between the growth in earnings of companies in the S&P 500 and stock market performance. The conclusion was rather counter-intuitive: STOCK PRICES RISE THE MOST WHEN EARNINGS DECLINE THE MOST.

                                 ==============
                                    THE BEST
                                  STOCK MARKET
                                  PERFORMANCE
                                 COMES IN YEARS
                                 WHEN EARNINGS
                                    ARE DOWN!
                                 ==============

Looking back on many years of data on the S&P 500, in the last 54 years there were nine occurrences where S&P 500 earnings were down more than 5%. In each case the S&P 500 was actually up that year, and by an average in excess of 20%! In comparison, in the best years, where S&P 500 earnings rose 22% or more, the index returned an average of only 10%. THE BEST PERFORMANCE CAME IN YEARS WHEN EARNINGS GROWTH WAS NEGATIVE.

THE EXPLANATION IS THAT THE MARKET DISCOUNTS THE FUTURE. CONSEQUENTLY, THE STOCK MARKET SHOULD LOOK THROUGH THE CURRENT, TEMPORARY, DROP IN EARNINGS, TO BETTER TIMES AHEAD. Therefore, in spite of the likelihood of a profit decline in 2001, this historical perspective gives us another reason to be hopeful for better markets later this year. AT THIS POINT IT IS STILL TOO EARLY FOR US TO KNOW EXACTLY WHAT CORPORATE EARNINGS WILL DO FOR THE YEAR . . . BUT PERHAPS, IF WE ARE LUCKY, THEY WILL GO DOWN. How's that for irony?



================================================================================
4

FUND REVIEW
================================================================================

ARISTATA EQUITY FUND (CON'T.)

Portfolio Update

The Aristata Equity Fund is a diversified, value oriented investment portfolio. The Fund's investments in 57 companies are diversified across approximately 27 different industries. The individual company investments are selected based upon our evaluation that current stock price levels are undervalued in relation to a company's current earnings, underlying assets and/or the long-term outlook for the company's business.

                              ARISTATA EQUITY FUND
                                 SECTOR PROFILE
                              AS OF APRIL 30, 2001

                                     [CHART]

COMPARISON OF CHANGE IN
VALUE OF $10,000 INVESTMENT
IN THE ARISTATA EQUITY FUND,
THE S&P 500, VALUE LINE
COMPOSITE, AND THE LIPPER
MULTI-CAP VALUE FUND INDEX.

                                     [CHART]


                                   PERFORMANCE
                              AS OF APRIL 30, 2001

AVERAGE ANNUAL TOTAL RETURN(1)                     1 YEAR      SINCE INCEPTION
Aristata Equity Fund                                10.31%          8.36%
S&P 500 Index                                      (13.01)%         7.00%
Value Line Composite Index                          (5.23)%        (4.52)%
Lipper Multi-Cap Value Fund Index                   13.66%          6.02%

The total return figures represent past performance and are not indicative of future results.


================================================================================

FUND REVIEW
================================================================================

ARISTATA EQUITY FUND (CON'T.)

ARISTATA EQUITY FUND

The ten largest holdings represent approximately 31.2% of the total portfolio. These 10 companies have an average price-to-earnings (PE) ratio of approximately 17.9x based upon their most recent earnings. In contrast, the S&P 500 has a PE ratio of about 23x reported earnings and a current dividend yield of only 1.2%.

                            TEN LARGEST HOLDINGS(3)
                              AS OF APRIL 30, 2001

                                                               INDUSTRY       % OF           DIVIDEND           PRICE
COMPANY                                                  REPRESENTATION    INVESTMENTS         YIELD        EARNINGS RATIO
-------                                                  --------------    -----------      ----------      --------------

Questar Corp.                                Electrical & Gas Utilities            4.1%            2.2%             14.5 x
AMGEN, Inc.                                                  Healthcare            3.8%            0.0%             40.7
International Business Machines Corp.                        Technology            3.6%            0.4%             21.2
Vulcan Materials Co.                               Building/Real Estate            3.1%            1.9%             14.5
Duke-Weeks Realty Corp.                            Building/Real Estate            2.9%            7.6%              7.6
Verizon Communications                               Telecommunications            2.9%            2.8%             16.0
Xcel Energy, Inc.                            Electrical & Gas Utilities            2.7%            4.8%             12.7
Baker Hughes, Inc.                                               Energy            2.7%            1.2%             22.5
BellSouth Corp.                                      Telecommunications            2.7%            1.8%             16.5
Ingersoll-Rand Co.                       Industrial Products & Services            2.7%            1.5%             12.3
                                                   TEN LARGEST HOLDINGS           31.2%            2.4% AVG.        17.9 X AVG.

The Aristata Equity Fund continued to overweight the energy sector over the last year. Industry fundamentals continue to look strong. While commodity prices may have peaked, they remain at historically high levels and most companies reported significant earnings growth. This year we broadened our exposure to the group, notably in the small and medium cap area. In the small cap area Westport Resources is a rapidly growing exploration and production company with a very attractive valuation. In addition Murphy Oil is a "mid cap" oil and gas company, similar to the majors, but with a significantly lower valuation and a better growth profile. On the oil service side, a new addition to our holdings is Veritas DGC. This is a seismic company that is benefiting from increased capital budgets in the oil and gas industry. Energy will continue to be a cyclical area, but we remain cautiously optimistic that this cycle will be longer than usual.

The fund continues to hold a low weighting in Consumer Staples. Many economic indicators are weakening despite several rate cuts by the Federal Reserve Board. With unemployment increasing, the fundamental conditions for this sector are poor. Consumer spending will return to more normal levels eventually, but it is still too early for us to overweight this sector.


================================================================================
6

FUND REVIEW
================================================================================

ARISTATA EQUITY FUND (CON'T.)

Exposure to the technology sector was gradually reduced during 2000 (from an equity allocation high of nearly 20% at the end of the first quarter to a low of about 11% at the end of the fourth quarter). Throughout 2000, the tech sector weighting was consistently below the S&P 500 index technology weighting. Our decision to underweight technology is based on our negative perception of the current fundamentals and still high valuation levels. The explosion in tech investment over the last several years left the industry with excess inventories, cutthroat competition and for too many product choices. These deteriorating industry fundamentals pushed stock valuations lower. Current price-earnings ratios of a broad universe of technology companies have declined to the average level of the past 30 years. Thus, on valuation metrics, technology stocks are looking more attractive, especially if one's investing horizon is long-term. Our tech strategy is to maintain the current weighting while taking advantage of developing better values and opportunities created by the current industry downturn. Recent stock purchases have been in beaten down PC and server hardware makers and in software companies whose products enhance productivity. We continue to find value in existing holdings of companies involved in electronics distribution, IT service, and communications equipment manufacturing.

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

PERFORMANCE

The Aristata Quality Bond Fund's total return for the year ending April 30, 2001 was 11.33%. The Lehman Brothers Government/Credit Bond Index and the Lehman Brothers Intermediate Government/Credit Bond Index registered comparable returns of 12.11% and 12.13% respectively. Net assets of the Aristata Quality Bond Fund were $42.4 million as of April 30th. The Aristata Colorado Quality Tax-Exempt Fund had net assets of $12.7 million for the same ending period, while its 12 month total return was 7.50%. Comparable returns for the Lipper Municipal Intermediate Bond Fund Index and the Lehman Brothers Municipal Bond Index were 8.68% and 10.38%, respectively.

                           ARISTATA QUALITY BOND FUND
                               QUALITY PROFILE(2)
                              AS OF APRIL 30, 2001

                                     [CHART]

FIXED INCOME MARKET REVIEW

During the past year, bonds have remained an attractive alternative to equities. Poor corporate earnings reports, particularly from technology companies have caused extreme volatility in the equity markets. Bonds have benefited when stocks have declined and investors have sought diversification of asset classes.


================================================================================

FUND REVIEW
================================================================================

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

Since January, the Federal Reserve has aggressively reduced short-term interest rates in an effort to rekindle economic growth. While the economy remains weak, consumer confidence is slipping and job losses are increasing. Concerns are mounting that growing joblessness will cause consumers to cut back on spending. Declining corporate profits are also keeping business spending depressed. Few economic sectors, such as the energy sector, have shown rising price inflation.

Most recently the Federal Reserve commented that the risk of further economic weakness remains greater than the risk of inflation. In the months ahead, it appears the Federal Reserve will continue to monitor short-term interest rates until economic growth begins to pick up.

                           ARISTATA QUALITY BOND FUND
                                 SECTOR PROFILE
                              AS OF APRIL 30, 2001

                                     [CHART]

PORTFOLIO UPDATE

ARISTATA QUALITY BOND FUND

During the period under review, the Treasury yield curve has steepened sharply with the difference between short and long-term rates at wide levels. Equity weakness has led to a flight-to-quality in the Treasury market. Yields on short-term securities have declined as the Federal Reserve attempts to accelerate economic growth. As yields declined, early redemptions of callable agency paper also accelerated, as agencies took advantage of lower funding rates.

The current economic slowdown has impacted corporate earnings and subsequently yields on corporate bonds. Negative earnings surprises have led to credit downgrades on lower quality corporate issues. In a slowing economy, high quality issues should outperform lower quality issues. Our fixed income strategy has, and continues, to emphasize high quality intermediate bonds.

The Fund's average maturity on April 30th was 6.4 years. The Fund held 55% in corporate bonds and 38% in U.S. Government and agency obligations.



================================================================================
8

FUND REVIEW
================================================================================

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

COMPARISON OF CHANGE IN
VALUE OF $10,000 INVESTMENT
IN THE ARISTATA QUALITY BOND
FUND, THE LEHMAN BROTHERS
GOVERNMENT/CREDIT BOND INDEX AND THE LEHMAN BROTHERS
INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX.

                                     [CHART]


                                   PERFORMANCE
                              AS OF APRIL 30, 2001

AVERAGE ANNUAL TOTAL RETURN(1)                                1 YEAR      SINCE INCEPTION
Aristata Quality Bond Fund                                       11.33%           5.53%
Lehman Bros. Gov't/Credit Bond Index                             12.11%           6.27%
Lehman Bros. Intermediate Gov't/Credit Bond Index                12.13%           6.50%

 The total return figures represent past performance and are not indicative of future results.


================================================================================

FUND REVIEW
================================================================================

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

PORTFOLIO UPDATE

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

Municipal prices have remained stable throughout the period and have shown positive total returns. Municipal bonds continue to offer compelling value for those investors in high income-tax brackets. The 10-year Aaa municipal to Treasury ratio is at 87%, near the high end of its range. Demand for municipals remains robust as investors continue to seek diversification in today's investment environment.

During the period under review, several Colorado municipals were issued. These included financing for the state's highway and road improvements, local school districts, and water districts. This increased supply offered us an opportunity to add to the Fund's holdings.

                    ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
                                 SECTOR PROFILE
                              AS OF APRIL 30, 2001

                                     [CHART]

                    ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
                               QUALITY PROFILE(2)
                              AS OF APRIL 30, 2001

                                     [CHART]

The Fund's average maturity on April 30th was 8.3 years. The Fund remains well diversified with municipal holdings in several industry sectors. Our fixed income strategy continues to concentrate on the higher quality sector of the market, while providing tax-free income to our shareholders.


================================================================================
10

FUND REVIEW
================================================================================

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

COMPARISON OF CHANGE IN
VALUE OF $10,000 INVESTMENT
IN THE ARISTATA COLORADO
QUALITY TAX-EXEMPT FUND,
THE LIPPER MUNICIPAL
INTERMEDIATE BOND FUND
INDEX, AND THE LEHMAN
BROTHERS MUNICIPAL BOND
INDEX.

                                     [CHART]


                                   PERFORMANCE
                              AS OF APRIL 30, 2001

AVERAGE ANNUAL TOTAL RETURN(1)                             1 YEAR       SINCE INCEPTION
Aristata Colorado Quality Tax-Exempt Fund                    7.50%           4.15%
Lehman Brothers Municipal Bond Index                        10.38%           4.95%
Lipper Municipal Intermediate Bond Fund Index                8.68%           4.14%

The total return figures represent past performance and are not indicative of future results.

(1) Total return is the change in the value of an investment in the Fund after reinvesting all income and capital gains. It is calculated by dividing the change in total investment value by the initial value of the investment. Total return figures are net of all fund expenses and reflect all fee waivers. Without these fee waivers, total return would have been lower. The inception date of each Fund is March 2, 1998. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures represent past performance and are not indicative of future results.

(2) Quality profile based on each security's rating from Moody's. For those ratings not available from Moody's, S&P ratings were used.

(3) The ten largest holdings are presented to illustrate examples of the equity securities that the Fund has bought and may not be representative of the Fund's current or future investments.

The views expressed in this Adviser Update reflect the adviser's view only through April 30, 2001. The Adviser's views are subject to change at any time based on market and other conditions.


================================================================================

FUND REVIEW
================================================================================

DEFINITION OF INDICES

The LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX and the LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/ CREDIT BOND INDEX are unmanaged indices that are a broad measure of bond performance that reflect the reinvestment of income dividends and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Intermediate indices include bonds with maturities of up to ten years.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index that is a broad measure of tax-exempt bond performance that reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The LIPPER COLORADO MUNICIPAL BOND FUND AVERAGE is the average return of all bond funds tracked by Lipper that limit their assets to those securities exempt from taxation in the state of Colorado. The average return reflects the reinvestment of income dividends and capital gain distributions, if any.

The LIPPER CORPORATE DEBT FUNDS A RATED INDEX is an unmanaged index that measures the performance of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues.

The LIPPER MULTI-CAP VALUE FUND INDEX is an unmanaged index of funds, that by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified multi-cap funds universe average.

The LIPPER MUNICIPAL INTERMEDIATE BOND FUND INDEX is an unmanaged index that measures the performance of intermediate municipal debt funds (i.e. those with dollar-weighted average maturities of 5 to 10 years). The index return reflects the reinvestment of income dividends and capital gain distributions, if any.

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The VALUE LINE COMPOSITE INDEX is an unmanaged equally weighted geometric average composed of approximately 1700 stocks traded on the New York Stock Exchange, American Stock Exchange, and over-the-counter that are tracked by the Value Line Investment Survey. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.


================================================================================
12

INDEPENDENT AUDITORS' REPORT
================================================================================

[DELOITTE & TOUCHE LLP LOGO]

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS,
FINANCIAL INVESTORS TRUST:

We have audited the accompanying statements of assets and liabilities of the Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund of Financial Investors Trust, including the statements of investments, as of April 30, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund of Financial Investors Trust as of April 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Denver, Colorado
June 4, 2001

[DELOITTE TOUCHE TOHMATSU INTERNATIONAL L0G0]

================================================================================

ARISTATA FUNDS
================================================================================

ARISTATA EQUITY FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001

                                                         Shares         Value*
                                                       ----------     ----------
COMMON STOCKS - 94.22%
BASIC MATERIALS - 3.12%
AGRICULTURE - 1.43%
Deere & Co.                                                24,000     $  985,680
                                                                      ----------

METALS - 1.69%
USX - U.S. Steel Group                                     63,000      1,159,830
                                                                      ----------

TOTAL BASIC MATERIALS                                                  2,145,510
                                                                      ----------

BUILDING/REAL ESTATE - 12.37%
BUILDING MATERIALS - 4.03%
Lafarge Corp.                                              20,000        675,000
Vulcan Materials Co.                                       45,300      2,094,219
                                                                      ----------
                                                                       2,769,219
                                                                      ----------

ENG./CONST./HOMEBUILDING - 3.19%
Jacobs Engineering Group Inc.**                            15,000        988,800
United Rentals Inc.**                                      60,000      1,201,200
                                                                      ----------
                                                                       2,190,000
                                                                      ----------

R.E.I.T./REAL ESTATE - 5.15%
Archstone Community Trust                                  61,375      1,582,247
Duke-Weeks Realty Corp.                                    85,000      1,958,400
                                                                      ----------
                                                                       3,540,647
                                                                      ----------

TOTAL BUILDING/REAL ESTATE                                             8,499,866
                                                                      ----------

CONSUMER DURABLES - 1.88%
AUTOMOTIVE - 0.48%
Delphi Automotive Systems Corp.                            22,000        327,800
                                                                      ----------

HOUSEHOLD GOODS - 1.40%
Eastman Kodak Co.                                          22,200        965,700
                                                                      ----------

TOTAL CONSUMER DURABLES                                                1,293,500
                                                                      ----------

CONSUMER STAPLES - 5.50%
PACKAGED GOODS - 1.75%
Avon Products, Inc                                         28,400      1,201,888
                                                                      ----------

                                                         Shares         Value*
                                                       ----------     ----------
RETAIL - 3.75%
Albertson's, Inc.                                          35,000     $1,169,000
May Department Stores                                      14,200        528,950
Target Corp.                                               22,800        876,660
                                                                      ----------
                                                                       2,574,610
                                                                      ----------

TOTAL CONSUMER STAPLES                                                 3,776,498
                                                                      ----------

ELECTRICAL & GAS UTILITIES - 9.09%
ELECTRIC UTILITIES - 5.11%
Duke Energy Corp.                                          36,000      1,683,360
Xcel Energy Inc.                                           58,590      1,828,008
                                                                      ----------
                                                                       3,511,368
                                                                      ----------

GAS UTILITIES - 3.98%
Questar Corp.                                              85,000      2,734,450
                                                                      ----------

TOTAL ELECTRIC & GAS UTILITIES                                         6,245,818
                                                                      ----------

ENERGY - 14.31%
OIL FIELD SERVICES - 5.35%
Baker Hughes, Inc.                                         46,300      1,819,127
Halliburton Co.                                            15,000        648,150
Transocean Sedco Forex, Inc.                                8,500        461,380
Veritas DGC, Inc.**                                        23,000        747,500
                                                                      ----------
                                                                       3,676,157
                                                                      ----------

OIL & GAS - 8.96%
BP Amoco PLC                                               27,880      1,507,750
Murphy Oil Corp.                                           12,000        984,000
Royal Dutch Petroleum Co.                                  18,200      1,083,446
Texaco, Inc.                                                8,000        578,240
Tosco Corp.                                                15,100        695,355
Westport Resources Corp.                                   52,000      1,310,400
                                                                      ----------
                                                                       6,159,191
                                                                      ----------

TOTAL ENERGY                                                           9,835,348
                                                                      ----------

================================================================================
14

ARISTATA FUNDS
================================================================================

ARISTATA EQUITY FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001 (CONTINUED)

                                                         Shares         Value*
                                                       ----------     ----------
FINANCIAL - 8.59%
BANKS/S & L/FINANCE/LEASE - 4.48%
First Union Corp.                                          23,000     $  689,310
Morgan J.P. & Co., Inc.                                    28,120      1,349,198
PNC Bank Corp.                                             16,000      1,041,120
                                                                      ----------
                                                                       3,079,628
                                                                      ----------

BROKERS/FINANCIAL SERVICES - 2.96%
Gallagher Arthur J & Co.                                   22,800        575,016
Marsh & McLennan Cos., Inc.                                15,100      1,456,244
                                                                      ----------
                                                                       2,031,260
                                                                      ----------

INSURANCE - 1.15%
Allstate Corp.                                             18,920        789,910
                                                                      ----------

TOTAL FINANCIAL                                                        5,900,798
                                                                      ----------

HEALTHCARE - 10.67%
DRUGS - 7.24%
Abbott Laboratories                                        17,000        788,460
American Home Products Corp.                               28,400      1,640,100
AMGEN, Inc.**                                              41,600      2,543,424
                                                                      ----------
                                                                       4,971,984
                                                                      ----------

MEDICAL PRODUCTS - 3.43%
Bausch & Lomb, Inc.                                        13,000        555,100
Cardinal Health, Inc.                                      17,100      1,152,540
Pall Corp.                                                 27,600        647,772
                                                                      ----------
                                                                       2,355,412
                                                                      ----------

TOTAL HEALTHCARE                                                       7,327,396
                                                                      ----------

INDUSTRIAL PRODUCTS & SERVICES - 10.38%
AEROSPACE - 1.25%
Northrop Grumman Corp.                                      9,500        857,375
                                                                      ----------

BUSINESS INFORMATION - 1.13%
Maximus, Inc. **                                           22,000        779,020
                                                                      ----------

ELECTRICAL PRODUCTS - 2.11%
Emerson Electric Co.                                       21,800      1,452,970
                                                                      ----------

                                                         Shares         Value*
                                                       ----------     ----------
INDUSTRIAL COMPONENTS - 5.89%
Ingersoll Rand Co.                                         37,800     $1,776,600
Kennametal, Inc.                                           32,000      1,048,640
Snap On, Inc.                                              42,000      1,218,000
                                                                      ----------
                                                                       4,043,240
                                                                      ----------

TOTAL INDUSTRIAL
    PRODUCTS & SERVICES                                                7,132,605
                                                                      ----------

TECHNOLOGY - 11.24%
COMPUTERS/PERIPHERAL - 5.71%
Compaq Computer Corp.                                      40,000        700,000
Hewlett-Packard Co.                                        28,400        807,412
International Business
    Machines Corp.                                         21,000      2,417,940
                                                                      ----------
                                                                       3,925,352
                                                                      ----------

ELECTRONICS - 3.31%
Anixter International, Inc.**                              33,000        869,550
Avnet, Inc.                                                24,000        612,240
Molex, Inc.                                                19,550        789,625
                                                                      ----------
                                                                       2,271,415
                                                                      ----------

SOFTWARE - 2.22%
Electronic Data Systems Corp.                              23,600      1,522,200
                                                                      ----------

TOTAL TECHNOLOGY                                                       7,718,967
                                                                      ----------

TELECOMMUNICATIONS - 5.37%

COMMUNICATIONS - 5.37%

Bellsouth Corp.                                            42,500      1,783,300
Verizon Communications                                     34,648      1,908,065
                                                                      ----------
                                                                       3,691,365
                                                                      ----------

TOTAL TELECOMMUNICATIONS                                               3,691,365
                                                                      ----------

TRANSPORTATION - 1.70%

RAILS/TRUCK/MARINE - 1.70%

CSX Corp.                                                  25,000        876,750
U.S. Freightways Corp.                                     11,000        288,310
                                                                      ----------
                                                                       1,165,060
                                                                      ----------

TOTAL TRANSPORTATION                                                   1,165,060
                                                                      ----------

================================================================================

ARISTATA FUNDS
================================================================================

ARISTATA EQUITY FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001 (CONTINUED)

TOTAL COMMON STOCKS                                                  $64,732,731
    (Cost $34,403,343)                                               -----------

CLOSED-END FUNDS - 0.44%
FOREIGN - 0.44%
Morgan Stanley Asia-Pacific Fund                         35,742          302,735
                                                                     -----------

TOTAL CLOSED-END FUNDS                                                   302,735
    (Cost $199,105)                                                  -----------

SHORT-TERM INVESTMENTS - 2.42%
MUTUAL FUNDS - 2.42%
Fifth Third C/P Fund                                    663,388          663,388
Fifth Third US Treasury Fund                          1,000,000        1,000,000
                                                                     -----------
                                                                       1,663,388
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS                                           1,663,388
    (Cost $1,663,388)                                                -----------

TOTAL INVESTMENTS                                         97.08%      66,698,854
    (Cost $36,265,836)

Other Assets in Excess
    of Liabilities                                         2.92%       2,007,762
                                                    -----------      -----------
NET ASSETS                                               100.00%     $68,706,616
                                                    ===========      ===========

* See note 1 to financial statements.
** Denotes non-income producing security.

--------------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001

Due                              Bond Rating**       Principal
Date              Coupon          Moody's/S&P          Amount           Value*
--------          -------        -------------       ----------       ----------

U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 37.50%
U.S. TREASURY NOTES - 3.60%
07/15/06           7.000%           Aaa/AAA          $1,400,000       $1,526,790
                                                                      ----------
U.S. TREASURY BONDS - 7.93%
02/15/07           7.625%           Aaa/AAA           1,367,000        1,401,923
11/15/07           7.875%           Aaa/AAA             920,000          966,288
05/15/10          10.000%           Aaa/AAA             840,000          992,546
                                                                      ----------
                                                                       3,360,757
                                                                      ----------
FEDERAL FARM CREDIT BANK - 1.18%
01/22/08           6.120%           Aaa/AAA             500,000          499,642
                                                                      ----------
FEDERAL HOME LOAN BANK - 12.32%
08/19/09           7.050%           Aaa/AAA             250,000          259,993
01/12/10           7.155%           Aaa/AAA             250,000          261,318
05/24/10           8.050%           Aaa/AAA             250,000          258,769
10/29/13           6.150%           Aaa/AAA             250,000          240,536
02/25/14           6.540%           Aaa/AAA             250,000          245,255
03/10/14           6.730%           Aaa/AAA             250,000          247,240
11/17/14           8.040%           Aaa/AAA             500,000          500,788
01/14/15           8.000%           Aaa/AAA             400,000          408,498
01/27/15           8.000%           Aaa/AAA             500,000          520,676
02/09/15           8.000%           Aaa/AAA             200,000          213,358
02/25/15           8.000%           Aaa/AAA             250,000          262,670
08/14/15           8.000%           Aaa/AAA             200,000          209,164
10/26/15           8.000%           Aaa/AAA             200,000          203,013
02/19/16           7.000%           Aaa/AAA             200,000          198,841
03/07/16           7.000%           Aaa/AAA             400,000          397,764
05/10/16           7.000%            Aaa/NR             300,000          298,679
06/08/18           7.000%           Aaa/AAA             500,000          494,583
                                                                      ----------
                                                                       5,221,145
                                                                      ----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.64%
02/07/11           6.700%           Aaa/AAA             150,000          149,915
11/05/12           7.115%           Aaa/AAA             800,000          809,762
03/18/13           6.650%           Aaa/AAA             500,000          496,769
03/03/14           6.800%           Aaa/AAA             200,000          197,903
04/14/14           6.950%           Aaa/AAA             200,000          198,856
12/28/15           7.340%           Aaa/AAA             200,000          201,052
04/11/16           6.650%            Aaa/NR             250,000          244,785

================================================================================
16

ARISTATA FUNDS
================================================================================

ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001 (CONTINUED)

Due                              Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount            Value*
--------           ------        -------------      ---------         ----------

U.S. GOVERNMENT & AGENCY OBLIGATIONS (CON'T)
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
05/02/16           7.060%           Aaa/AAA         $ 200,000        $   198,540
09/06/16           8.075%           Aaa/AAA           315,000            318,446
                                                                     -----------
                                                                       2,816,028
                                                                     -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.83%
02/04/09           6.030%           Aaa/AAA           500,000            492,963
03/28/11           6.125%            Aaa/NR           575,000            563,543
12/03/12           6.920%           Aaa/AAA           800,000            802,891
01/22/13           6.440%           Aaa/AAA           500,000            489,593
03/10/16           8.200%           Aaa/AAA           105,000            124,247
                                                                     -----------
                                                                       2,473,237
                                                                     -----------

TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS                                                    15,897,599
  (Cost $15,027,705)                                                 -----------

CORPORATE BONDS - 55.36%
COMMUNICATIONS - 5.05% AT&T Corp.
03/15/09           6.000%              A2/A           250,000            232,342
New York Telephone Co.
02/15/04           6.250%             A1/A+           500,000            508,062
SBC Communications Inc.
03/15/11           6.250%           Aa3/AA-           250,000            244,354
Southern New England Telephone Co.
12/15/03           6.125%            Aa3/AA           700,000            713,506
Southwestern Bell Telephone Co.
06/01/03           5.875%            Aa2/AA           145,000            145,115
06/01/08           6.750%            Aa3/AA           300,000            299,212
                                                                     -----------

TOTAL COMMUNICATIONS                                                   2,142,591
                                                                     -----------

ELECTRIC UTILITIES - 2.57%
Consolidated Edison Co.
02/01/02           6.625%             A1/A+           800,000            809,186

Gulf Power Co.
08/15/04           7.050%              A2/A           270,000            278,881
                                                                     -----------

TOTAL ELECTRIC UTILITIES                                               1,088,067
                                                                     -----------

Due                              Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount            Value*
--------           ------        -------------      ---------         ----------

FINANCIAL - 18.10% AGRICULTURE - 1.02%
John Deere Capital Corp.
10/23/01           5.350%             A2/A+         $ 430,000         $  431,716
                                                                      ----------
AUTOMOBILE - 2.05%
Ford Motor Credit Co.
06/30/03           6.625%              A1/A           500,000            510,625
Toyota Motor Credit Co.
12/15/08           5.500%           Aa1/AAA           380,000            357,796
                                                                      ----------
                                                                         868,421
                                                                      ----------
BANKS/S & L/FINANCE/LEASE - 6.98%
Bank of America Corp.
05/12/05           7.125%            Aa2/A+           500,000            516,965
Bear Stearns Co.
04/13/03           6.750%              A2/A           750,000            764,721
03/01/07           7.000%              A2/A           250,000            254,700
Citicorp
08/15/05           6.750%             A1/A+           700,000            715,703
First Bank System
10/15/03           6.000%              A1/A           500,000            507,165
NCNB Corp.
08/01/02           7.750%            Aa3/A+           200,000            200,477
                                                                      ----------
                                                                       2,959,731
                                                                      ----------

BROKERS/FINANCIAL SERVICES - 5.09%
Charles Schwab Corp.
03/01/10           8.050%             A3/A-           450,000            483,652
Merrill Lynch & Co.
04/27/08           7.000%           Aa3/AA-           700,000            720,275
Morgan Stanley Dean Witter & Co.
10/15/01           8.875%            Aa3/A+           400,000            407,935
01/15/07           8.330%            Aa3/A+           500,000            546,445
                                                                      ----------
                                                                       2,158,307
                                                                      ----------

INSURANCE - 2.96%
Allstate Insurance Corp.
06/15/03           6.750%              A1/A          550,000             566,173
CNA Financial Corp.
11/15/03           6.250%             A3/A-           700,000            690,081
                                                                      ----------
                                                                       1,256,254
                                                                      ----------
TOTAL FINANCIAL                                                        7,674,429
                                                                      ----------

================================================================================

ARISTATA FUNDS
================================================================================

ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001 (CONTINUED)

Due                              Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount            Value*
--------           ------        -------------      ---------         ----------

INDUSTRIAL - 29.64%
EROSPACE - 1.22%
Boeing Co.
06/15/03           6.350%            A1/AA-         $ 500,000         $  516,924
                                                                      ----------

AUTOMOBILE - 3.23%
Ford Motor Company
09/15/01           9.000%              A1/A           350,000            355,443
General Motors Corp.
05/01/05           6.250%              A2/A           500,000            502,387
Hertz Corp.
03/01/11           7.400%             A3/A-           500,000            509,522
                                                                      ----------
                                                                       1,367,352
                                                                      ----------

BROADCASTING/ENTERTAINMENT - 1.23%
Walt Disney Co.
03/30/06           6.750%              A2/A           500,000            521,723
                                                                      ----------

BUILDING MATERIALS - 2.40%
Hanson Trust PLC
01/15/03           7.375%            Baa1/A           300,000            303,821
Martin Marietta Corp.
04/15/03           6.500%          Baa1/BBB           700,000            712,578
                                                                      ----------
                                                                       1,016,399
                                                                      ----------

CHEMICALS - 1.70%
E. I. duPont de Nemours & Co.
03/15/04           8.125%           Aa3/Aa-           200,000            215,614
ICI Wilmington, Inc.
01/15/02           7.500%           Baa2/A-           500,000            506,462
                                                                      ----------
                                                                         722,076
                                                                      ----------

DRUGS - 0.48%
Eli Lilly & Co.
12/01/01           8.125%            Aa3/AA           200,000            204,324
                                                                      ----------

FOOD/BEVERAGE - 3.50%
Albertson's, Inc.
08/01/09           6.950%         Baa1/BBB+           150,000            147,438

Due                              Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount            Value*
--------           ------        -------------      ---------         ----------

Archer Daniels Midland Co.
05/15/03           6.250%           Aa3/AA-         $ 700,000         $  724,716
Philip Morris Cos., Inc.
05/15/02           7.625%              A2/A           600,000            613,481
                                                                      ----------
                                                                       1,485,635
                                                                      ----------

HOTEL/RESORT - 1.36%
Carnival Corp.
04/15/08           6.150%              A2/A           600,000            577,886
                                                                      ----------

HOUSEHOLD GOODS - 0.73%
Whirlpool Corp.
03/01/03           9.000%         Baa1/BBB+           300,000            311,115
                                                                      ----------

METALS - 1.46%
Alcan Aluminum Ltd.
11/01/08           6.250%             A2/A-           630,000            620,343
                                                                      ----------

COMPUTERS/PERIPHERALS - 2.68%
Hewlett-Packard Co.
06/15/05           7.150%           Aa2/AA-           400,000            415,059
International Business Machines Corp.
11/01/02           7.250%             A1/A+           700,000            722,717
                                                                      ----------
                                                                       1,137,776
                                                                      ----------

OIL & GAS - 2.91%
British Petroleum Co.
05/15/02           7.875%           Aa1/AA+           700,000            723,838
Conoco Inc.
04/15/04           5.900%             A3/A-           500,000            507,667
                                                                      ----------
                                                                       1,231,505
                                                                      ----------

PACKAGED GOODS - 1.14%
Fortune Brands, Inc.
04/01/08           6.250%              A2/A           500,000            482,728
                                                                      ----------

PAPER/PACKAGING - 1.94%
Avery Dennison Corp.
04/15/05           6.750%              A2/A           800,000            822,579
                                                                      ----------

================================================================================
18

ARISTATA FUNDS
================================================================================

ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001 (CONTINUED)

Due                              Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount            Value*
--------           ------        -------------      ---------         ----------

INDUSTRIAL (CONTINUED)
RESTAURANTS - 1.69%
McDonalds Corp.
09/01/05           6.625%            Aa2/AA         $ 700,000         $  714,588
                                                                     -----------

RETAIL - 1.97%
Target Corp
04/01/07           5.500%              A2/A           350,000            340,053
Wal-Mart Stores, Inc.
08/10/01           6.150%            Aa2/AA           350,000            352,016
08/01/02           6.875%            Aa2/AA           140,000            143,613
                                                                     -----------
                                                                         835,682
                                                                     -----------

TOTAL INDUSTRIAL                                                      12,568,635
                                                                     -----------

TOTAL CORPORATE BONDS                                                 23,473,722
  (Cost $22,925,796)                                                 -----------

                                                    Shares
                                                  -----------

SHORT-TERM INVESTMENTS - 6.69%
MUTUAL FUNDS - 6.69%
Fifth Third C/P Fund                                1,271,789          1,271,789
Fifth Third U.S. Treasury Fund                      1,564,670          1,564,670
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS                                           2,836,459
  (Cost $2,836,459)                                                  -----------

TOTAL INVESTMENTS - 99.55%                                            42,207,780
  (Cost $40,789,960)                                                 -----------

Other Assets in Excess
  of Liabilities                                         0.45%           191,660
                                                  -----------        -----------

NET ASSETS                                             100.00%       $42,399,440
                                                  ===========        ===========

*See note 1 to financial statements.

**Ratings - The Moody's and S&P ratings are believed to be the most recent ratings at April 30, 2001. Ratings are not covered by the Report of Independent Auditors.

--------------------------------------------------------------------------------

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001

Due                              Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount            Value*
--------           ------        -------------      ---------         ----------

COLORADO MUNICIPAL OBLIGATIONS - 96.17%
PREREFUNDED - 17.00%
Colorado Springs Utilities System, Rev
11/15/15           6.500%           Aa2/AAA         $  15,000         $   15,564
Denver City & County
School District #1
Certificates of Participation
12/01/06           6.600%            Aa3/A+           500,000            530,055
Fort Collins Storm Drainage, Rev
12/01/11           6.625%             A1/NR           300,000            308,895
Greeley Water, GO
12/01/11           6.600%            A1/AA-           400,000            407,988
Platte River Power Authority, Rev
06/01/18           5.750%            Aaa/A+           900,000            900,765
                                                                      ----------

TOTAL PREREFUNDED                                                      2,163,267
  (Cost $1,881,927)                                                   ----------

GENERAL OBLIGATION BONDS - 39.28%
Adams County
School District #12, FGIC
12/15/09           5.250%           Aaa/AAA           500,000            525,280
Adams County
School District #50
12/01/10           5.250%            A1/AA-           500,000            517,925
Basalt Colorado
Sanitation District, AMBAC
12/01/18           5.000%            Aaa/NR           125,000            122,687
Boulder County Library
10/01/06           5.900%           Aa1/AA+           300,000            305,493
Boulder County Open Space
06/15/08           5.100%             NR/AA           200,000            208,156
Boulder Valley
School District #Re-2
10/15/08           6.250%            Aa3/AA           500,000            504,455
Boulder Valley
School District #Re-2, FGIC
12/01/13           5.000%           Aaa/AAA           150,000            151,884
Clear Creek County
School District #Re-1, FSA
12/01/17           5.750%           Aaa/AAA           100,000            105,212

================================================================================

ARISTATA FUNDS
================================================================================

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001 (CONTINUED)

Due                              Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount            Value*
--------           ------        -------------      ---------         ----------

GENERAL OBLIGATION BONDS (CONTINUED)
Denver Colorado City & County
08/01/14           5.000%           Aa2/AA+         $ 100,000         $  100,456
Douglas County
School District #Re-1, MBIA
12/15/03           5.650%           Aaa/AAA           400,000            420,388
Fort Collins Water
12/01/02           6.000%            Aa1/AA           200,000            208,230
San Miguel County
School District #R-1, MBIA
12/01/06           5.200%           Aaa/AAA           250,000            263,905
South Suburban Park &
Recreation District, FGIC
12/15/06           5.050%           Aaa/AAA           500,000            516,135
Summit County
School District #Re-1, FGIC
12/01/07           5.250%           Aaa/AAA           500,000            521,225
Thornton, FSA
12/01/07           5.150%           Aaa/AAA           500,000            526,705
                                                                      ----------

TOTAL GENERAL OBLIGATION BONDS                                         4,998,136
  (Cost $4,805,897)                                                   ----------

REVENUE BONDS - 39.89%
EDUCATION - 2.56%
Colorado EDL & Cultural
12/01/16           6.000%             NR/AA           125,000            131,439
Colorado EDL & Cultural, AMBAC
06/01/20           5.000%           Aaa/AAA           200,000            193,762
                                                                      ----------
                                                                         325,201
                                                                      ----------

FINANCE - 9.07%
Aspen Colorado Sales Tax
11/01/10           5.000%             NR/A-           120,000            122,939
Boulder Colorado Sales Tax, AMBAC
08/15/13           5.150%           Aaa/AAA           100,000            102,374
Broomfield Colorado Sales & Use Tax, AMBAC
06/01/05           6.000%           Aaa/AAA           300,000            310,098
Douglas County Sales & Use Tax, MBIA
10/15/07           5.250%           Aaa/AAA           300,000            314,970

Due                              Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount            Value*
--------           ------        -------------      ---------         ----------

Durango Colorado Sales & Use Tax, FGIC
12/01/16           5.500%           Aaa/AAA         $ 200,000         $  206,506
Jefferson County Open Space, FGIC
11/01/19           5.000%           Aaa/AAA           100,000             97,401
                                                                      ----------
                                                                       1,154,288
                                                                      ----------
HOSPITAL - 1.78%
University of Colorado
Hospital Authority, AMBAC
11/15/09           5.000%            Aaa/NR          220,000             226,345
                                                                      ----------

HOUSING - 1.81%
Colorado Housing Finance Authority
Single Family Housing
11/01/14           7.150%           Aa1/AAA           225,000            230,967
                                                                      ----------

POWER - 3.60%
Adams County
Pollution Control, MBIA
04/01/08           5.625%           Aaa/AAA           300,000            309,525
Pueblo County
Pollution Control, AMBAC
01/01/19           5.100%           Aaa/AAA           150,000            148,423
                                                                      ----------
                                                                         457,948
                                                                      ----------

TRANSPORTATION - 8.35%
Arapahoe County
Highway E-470, MBIA
08/31/05           5.150%           Aaa/AAA           250,000            262,007
Colorado Department of Transportation, AMBAC
06/15/15           5.700%           Aaa/AAA           250,000            265,608
Colorado Department of Transportation, MBIA
06/15/19           4.200%           Aaa/AAA           225,000            221,063
Denver City & County Airport, MBIA
11/15/16           5.750%           Aaa/AAA           300,000            313,548
                                                                      ----------
                                                                       1,062,226
                                                                      ----------

WATER/SEWER - 12.72%
Boulder Colorado Water & Sewer
12/01/12           5.300%           Aa2/AA+           125,000            130,177

================================================================================
20

ARISTATA FUNDS
================================================================================

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001 (CONTINUED)

Due                              Bond Rating**      Principal
Date               Coupon         Moody's/S&P         Amount            Value*
--------           ------        -------------      ---------         ----------

REVENUE BONDS (CONTINUED)
WATER/SEWER (CONTINUED)
Colorado Water Reservoir & Power
Development Authority, FGIC
11/01/06           6.550%           Aaa/AAA         $ 500,000        $   519,645
Colorado Water Reservoir & Power
Development Authority
09/01/07           5.250%           Aaa/AAA           250,000            265,698
Fountain Valley Authority
Water Treatment
12/01/07           5.200%            Aa2/AA           400,000            418,724
Little Thompson Water District, MBIA
12/01/18           5.800%            Aaa/NR           150,000            158,265
Pueblo Colorado Board
Waterworks, FSA
11/01/09           5.250%           Aaa/AAA           120,000            126,666
                                                                     -----------
                                                                       1,619,175
                                                                     -----------

TOTAL REVENUE BONDS                                                    5,076,150
  (Cost $4,882,157)                                                  -----------

TOTAL COLORADO MUNICIPAL
OBLIGATIONS                                                           12,237,553
  (Cost $11,569,981)                                                 -----------

TOTAL INVESTMENTS                                       96.17%        12,237,553
  (Cost $11,569,981)

Other Assets in Excess
of Liabilities                                           3.83%           487,196
                                                  -----------        -----------
NET ASSETS                                             100.00%       $12,724,749
                                                  ===========        ===========

* See note 1 to financial statements.

** Ratings - The Moody's and S&P ratings are believed to be the most recent ratings at April 30, 2001. Ratings are not covered by the Report of Independent Auditors.

The Aristata Colorado Quality Tax-Exempt Fund had the following insurance concentration greater than 10% at April 30, 2001 (as a percentage of net assets):

            FGIC        19.95%
            MBIA        17.79%
           AMBAC        10.76%

================================================================================

ARISTATA FUNDS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2001

                                                                                                          COLORADO QUALITY
                                                                  EQUITY             QUALITY BOND             TAX-EXEMPT
                                                               ------------          ------------         ----------------
ASSETS:
Investments, at value (Cost- see below)                        $ 66,698,854          $ 42,207,780           $ 12,237,553
Cash                                                                      0                     0                290,725
Dividends receivable                                                 50,205                     0                      0
Interest receivable                                                   5,129               727,698                235,827
Receivable for portfolio shares sold                                 10,982                 4,885                      0
Receivable for investments sold                                   1,971,490                     0                      0
Organizational costs, net of accumulated amortization                14,373                10,358                  4,160
Prepaid and other assets                                              7,071                 5,882                    366
                                                               ------------          ------------           ------------
         Total assets                                            68,758,104            42,956,603             12,768,631
                                                               ------------          ------------           ------------

LIABILITIES:
Payable for investments purchased                                         0               500,000                      0
Payable for portfolio shares redeemed                                     0                 6,150                      0
Accrued investment advisory fee                                      34,511                 9,838                      0
Accrued administration fee                                           14,301                 7,151                  4,767
Dividends payable                                                         0                31,593                 37,578
Other payables                                                        2,676                 2,431                  1,537
                                                               ------------          ------------           ------------
         Total Liabilities                                           51,488               557,163                 43,882
                                                               ------------          ------------           ------------
NET ASSETS                                                     $ 68,706,616          $ 42,399,440           $ 12,724,749
                                                               ============          ============           ============


COST OF INVESTMENTS                                            $ 36,265,836          $ 40,789,960           $ 11,569,981
                                                               ============          ============           ============

COMPOSITION OF NET ASSETS:
Paid in capital                                                $ 33,958,738          $ 41,615,478           $ 12,045,030
Un (Over)-distributed net investment income                           8,520                46,681                   (616)
Accumulated net realized gain (loss) on investments               4,306,340              (680,539)                12,763
Net unrealized appreciation in value of investments              30,433,018             1,417,820                667,572
                                                               ------------          ------------           ------------
NET ASSETS                                                     $ 68,706,616          $ 42,399,440           $ 12,724,749
                                                               ============          ============           ============

NET ASSET VALUE PER SHARE:
Net Assets                                                     $ 68,706,616          $ 42,399,440           $ 12,724,749
Shares of beneficial interest outstanding                         7,355,127             4,349,270              1,328,277
Net asset value and redemption price per share                 $       9.34          $       9.75           $       9.58


See notes to financial statements.

================================================================================
22

ARISTATA FUNDS
================================================================================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001


                                                                                                     COLORADO QUALITY
                                                              EQUITY              QUALITY BOND           TAX-EXEMPT
                                                            -----------           -----------        ----------------
INVESTMENT INCOME:
Interest                                                    $   156,597           $ 2,865,654           $   695,216
Dividends                                                     1,332,341                     0                     0
                                                            -----------           -----------           -----------
     Total Income                                             1,488,938             2,865,654               695,216
                                                            -----------           -----------           -----------
EXPENSES:
Investment advisory fee (Note 4)                                579,041               206,158                65,502
Administration fee (Note 4)                                     179,896                89,950                59,999
Legal                                                             1,375                 2,430                     0
Registration                                                      5,585                 6,221                     0
Amortization of organization costs                                7,662                 4,909                 1,617
Insurance                                                         2,283                 1,192                   405
Other                                                            13,790                15,073                 8,326
                                                            -----------           -----------           -----------
     Total Expenses Before Waiver                               789,632               325,933               135,849
Expenses waived by investment adviser (Note 4)                  (74,346)              (37,312)              (65,502)
Expenses reimbursed by investment adviser (Note 4)                    0                     0                (4,845)
                                                            -----------           -----------           -----------
     Net Expenses                                               715,286               288,621                65,502
                                                            -----------           -----------           -----------

NET INVESTMENT INCOME                                           773,652             2,577,033               629,714
                                                            -----------           -----------           -----------
Net realized gain (loss) on investments                       5,884,163              (327,944)               19,934
Change in net unrealized appreciation/depreciation              (31,678)            2,156,679               290,984
                                                            -----------           -----------           -----------
Net gain on investments                                       5,852,485             1,828,735               310,918
                                                            -----------           -----------           -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                  $ 6,626,137           $ 4,405,768           $   940,632
                                                            ===========           ===========           ===========


See notes to financial statements.

================================================================================
                                                                              23

ARISTATA FUNDS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          EQUITY FUND
                                                           ----------------------------------------
                                                           For the Year Ended    For the Year Ended
                                                             April 30, 2001        April 30, 2000
                                                           ------------------    ------------------
OPERATIONS:
  Net investment income                                       $    773,652           $    999,597
  Net realized gain on investments                               5,884,163              7,272,554
  Change in net unrealized appreciation/depreciation               (31,678)            (7,096,604)
                                                              ------------           ------------
  Net increase in net assets from operations                     6,626,137              1,175,547
                                                              ------------           ------------

DISTRIBUTIONS:
  From net investment income                                      (780,969)              (976,762)
  From net realized gain                                        (5,354,128)           (13,382,921)
                                                              ------------           ------------
  Net decrease in net assets from distributions                 (6,135,097)           (14,359,683)
                                                              ------------           ------------

SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                                   5,968,400              7,802,900
  Reinvested dividends                                           4,692,181             10,563,696
  Cost of shares redeemed                                      (15,520,770)           (26,479,442)
                                                              ------------           ------------
  Net decrease in net assets from share transactions            (4,860,189)            (8,112,846)
                                                              ------------           ------------

NET DECREASE IN NET ASSETS                                      (4,369,149)           (21,296,982)
                                                              ------------           ------------

NET ASSETS:
  Beginning of period                                           73,075,765             94,372,747
                                                              ------------           ------------
  End of period*                                              $ 68,706,616           $ 73,075,765
                                                              ============           ============

*Includes undistributed net investment income of              $      8,520           $     15,837



See notes to financial statements.

================================================================================
24

ARISTATA FUNDS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      QUALITY BOND FUND
                                                           ---------------------------------------
                                                           For the Year Ended    For the Year Ended
                                                             April 30, 2001        April 30, 2000
                                                           -------------------   ------------------         ------------
OPERATIONS:
  Net investment income                                       $  2,577,033           $  2,918,266
  Net realized loss on investments                                (327,944)              (352,653)
  Change in net unrealized appreciation/depreciation             2,156,679             (2,479,723)
                                                              ------------           ------------
  Net increase in net assets from operations                     4,405,768                 85,890
                                                              ------------           ------------

DISTRIBUTIONS:
  From net investment income                                    (2,577,033)            (2,891,225)
                                                              ------------           ------------
  Net decrease in net assets from distributions                 (2,577,033)            (2,891,225)
                                                              ------------           ------------

SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                                   7,072,630              8,892,852
  Reinvested dividends                                           2,148,910              2,346,208
  Cost of shares redeemed                                      (11,059,173)           (18,005,611)
                                                              ------------           ------------
  Net decrease in net assets from share transactions            (1,837,633)            (6,766,551)
                                                              ------------           ------------

NET DECREASE IN NET ASSETS                                          (8,898)            (9,571,886)
                                                              ------------           ------------

NET ASSETS:
  Beginning of period                                           42,408,338             51,980,224
                                                              ------------           ------------
  End of period*                                              $ 42,399,440           $ 42,408,338
                                                              ============           ============
*Includes undistributed net investment income of              $     46,681           $     46,681

See notes to financial statements.

================================================================================
                                                                              25

ARISTATA FUNDS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   COLORADO QUALITY TAX-EXEMPT FUND
                                                              -----------------------------------------
                                                              For the Year Ended     For the Year Ended
                                                                 April 30, 2001        April 30, 2000
                                                              ------------------     ------------------
OPERATIONS:
  Net investment                                                 $    629,714           $    769,558
  Net realized gain (loss) on investments                              19,934                 (8,323)
  Change in net unrealized appreciation/depreciation                  290,984               (761,940)
                                                                 ------------           ------------
  Net increase (decrease) in net assets from operations               940,632                   (705)
                                                                 ------------           ------------

DISTRIBUTIONS:
  From net investment income                                         (629,714)              (769,558)
  From net realized gain                                                    0               (152,140)
                                                                 ------------           ------------
  Net decrease in net assets from distributions                      (629,714)              (921,698)
                                                                 ------------           ------------

SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                                        929,387                964,517
  Reinvested dividends                                                107,200                132,915
  Cost of shares redeemed                                          (2,422,140)            (3,877,483)
                                                                 ------------           ------------
  Net decrease in net assets from share transactions               (1,385,553)            (2,780,051)
                                                                 ------------           ------------

NET DECREASE IN NET ASSETS                                         (1,074,635)            (3,702,454)
                                                                 ------------           ------------

NET ASSETS:
  Beginning of period                                              13,799,384             17,501,838
                                                                 ------------           ------------
  End of period*                                                 $ 12,724,749           $ 13,799,384
                                                                 ============           ============

*Includes over-distributed net investment income of              $       (616)          $       (616)

See notes to financial statements.

================================================================================
  26

ARISTATA FUNDS
================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:



                                                                                 EQUITY FUND
                                                --------------------------------------------------------------------------------
                                                                                                                  For the period
                                                                 For the Year Ended April 30,                      March 2, 1998
                                                   2001                   2000                   1999            to April 30, 1998
                                                -----------            -----------            -----------        ---------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period           $      9.34            $     11.11            $     10.44            $     10.00
                                                -----------            -----------            -----------            -----------
Income from investment operations:
  Net investment income                                0.11                   0.12                   0.14                   0.01
  Net realized and unrealized gain (loss)
      on investments                                   0.78                  (0.01)                  0.81                   0.44
                                                -----------            -----------            -----------            -----------

  Total income from investment operations              0.89                   0.11                   0.95                   0.45
                                                -----------            -----------            -----------            -----------

 DISTRIBUTIONS:
  From net investment income                          (0.11)                 (0.12)                 (0.14)                 (0.01)
  From net realized gain                              (0.78)                 (1.76)                 (0.14)                    --
                                                -----------            -----------            -----------            -----------
  Total distributions                                 (0.89)                 (1.88)                 (0.28)                 (0.01)
                                                -----------            -----------            -----------            -----------
Net asset value - end of period                 $      9.34            $      9.34            $     11.11            $     10.44
                                                ===========            ===========            ===========            ===========
TOTAL RETURN                                          10.31%                  2.23%                  9.39%                  4.54%
                                                ===========            ===========            ===========            ===========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                 $    68,707            $    73,076            $    94,373            $   101,614
                                                ===========            ===========            ===========            ===========

Ratio of expenses to average net assets                1.05%                  1.01%                  0.95%                  0.95%(1)
                                                ===========            ===========            ===========            ===========
Ratio of net investment income to
  average net assets                                   1.14%                  1.20%                  1.41%                  0.84%(1)
                                                ===========            ===========            ===========            ===========
Ratio of expenses to average net
  assets without fee waivers                           1.16%                  1.09%                  1.11%                  1.17%(1)
                                                ===========            ===========            ===========            ===========
Ratio of net investment income to
  average net assets without fee waivers               1.03%                  1.12%                  1.25%                  0.62%(1)
                                                ===========            ===========            ===========            ===========
Portfolio turnover rate                               27.47%                 16.63%                 25.26%                 14.20%(1)
                                                ===========            ===========            ===========            ===========


(1)  Annualized

See notes to financial statements.

================================================================================
                                                                              27

ARISTATA FUNDS
================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                   QUALITY BOND FUND
                                                ------------------------------------------------------------------
                                                                                                  For the Period
                                                          For the Year Ended April 30,             March 2, 1998
                                                    2001             2000             1999       to April 30, 1998
                                                ------------     ------------     ------------   -----------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period           $       9.32     $       9.88     $       9.97     $      10.00
                                                ------------     ------------     ------------     ------------
Income from investment operations:
  Net investment income                                 0.60             0.59             0.62             0.10
  Net realized and unrealized gain (loss)
     on investments                                     0.43            (0.57)           (0.08)           (0.03)
                                                ------------     ------------     ------------     ------------

  Total income from investment operations               1.03             0.02             0.54             0.07
                                                ------------     ------------     ------------     ------------

 DISTRIBUTIONS:
   From net investment income                          (0.60)           (0.58)           (0.61)           (0.10)
   From net realized gain                                 --               --            (0.02)              --
                                                ------------     ------------     ------------     ------------
   Total distributions                                 (0.60)           (0.58)           (0.63)           (0.10)
                                                ------------     ------------     ------------     ------------

Net asset value - end of period                 $       9.75     $       9.32     $       9.88     $       9.97
                                                ============     ============     ============     ============

TOTAL RETURN                                           11.33%            0.28%            5.49%            0.69%
                                                ============     ============     ============     ============

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000)                $     42,399     $     42,408     $     51,980     $     57,510
                                                ============     ============     ============     ============

Ratio of expenses to average net assets                 0.70%            0.68%            0.65%            0.65%(1)
                                                ============     ============     ============     ============
Ratio of net investment income to
   average net assets                                   6.25%            6.16%            6.10%            6.00%(1)
                                                ============     ============     ============     ============
Ratio of expenses to average net
   assets without fee waivers                           0.79%            0.75%            0.76%            0.83%(1)
                                                ============     ============     ============     ============
Ratio of net investment income to
   average net assets without fee waivers               6.16%            6.10%            5.99%            5.82%(1)
                                                ============     ============     ============     ============

 Portfolio turnover rate                               15.72%           10.06%            9.79%           11.44%(1)
                                                ============     ============     ============     ============

(1)  Annualized


See notes to financial statements.

================================================================================
28

ARISTATA FUNDS
================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                 COLORADO QUALITY TAX-EXEMPT FUND
                                                 ---------------------------------------------------------------
                                                                                                   FOR THE PERIOD
                                                           For the Year Ended April 30,             March 2, 1998
                                                     2001             2000             1999       to April 30, 1998
                                                 ------------     ------------     ------------   -----------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period            $       9.35     $       9.89     $       9.94     $      10.00
                                                 ------------     ------------     ------------     ------------
Income from investment operations:
  Net investment income                                  0.46             0.46             0.49             0.08
  Net realized and unrealized gain (loss)
     on investments                                      0.23            (0.45)            0.04            (0.06)
                                                 ------------     ------------     ------------     ------------

  Total income from investment operations                0.69             0.01             0.53             0.02
                                                 ------------     ------------     ------------     ------------

 DISTRIBUTIONS:
   From net investment income                           (0.46)           (0.46)           (0.49)           (0.08)
   From net realized gain                                  --            (0.09)           (0.09)              --
                                                 ------------     ------------     ------------     ------------
   Total distributions                                  (0.46)           (0.55)           (0.58)           (0.08)
                                                 ------------     ------------     ------------     ------------

Net asset value - end of period                  $       9.58     $       9.35     $       9.89     $       9.94
                                                 ============     ============     ============     ============

TOTAL RETURN                                             7.50%            0.16%            5.40%            0.22%
                                                 ============     ============     ============     ============

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $     12,725     $     13,799     $     17,502     $     23,381
                                                 ============     ============     ============     ============

Ratio of expenses to average net assets                  0.50%            0.48%            0.45%            0.45%(1)
                                                 ============     ============     ============     ============
Ratio of net investment income to
  average net assets                                     4.81%            4.85%            4.85%            5.00%(1)
                                                 ============     ============     ============     ============
Ratio of expenses to average net assets
  without fee waivers and reimbursements                 1.04%            0.93%            0.91%            0.92%(1)
                                                 ============     ============     ============     ============
Ratio of net investment income to
  average net assets without fee
  waivers and reimbursements                             4.27%            4.41%            4.40%            4.53%(1)
                                                 ============     ============     ============     ============

Portfolio turnover rate                                  9.29%           12.41%            7.86%           17.64%(1)
                                                 ============     ============     ============     ============

(1)  Annualized

See notes to financial statements.

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


ARISTATA FUNDS
================================================================================

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

         Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Trust's Aristata Family of Funds. The Aristata Family of Funds includes the Equity Fund, Quality Bond Fund and Colorado Quality Tax-Exempt Fund. The financial statements of the remaining portfolios of the Trust are presented separately.
         The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

         INVESTMENT VALUATION: Securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

         FEDERAL INCOME TAXES: It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.
         At April 30, 2001, the Aristata Quality Bond Fund had available for federal income tax purposes unused capital loss carryovers of $503,417, expiring through April 30, 2009. The Fund intends to elect to defer to its fiscal year ending April 30, 2002, approximately $177,180 of losses recognized during the period November 1, 2000 to April 30, 2001.

         EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

         DIVIDENDS: The Equity Fund will declare and pay dividends from net investment income, if any, quarterly. Dividends from net investment income are declared daily and paid monthly for the Quality Bond and Colorado Quality Tax-Exempt Funds. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

         CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains (losses) may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain (loss) was recorded by the Fund.
         For the year ended April 30, 2001, the effect of certain differences due to a redemption-in-kind transaction was reclasssified. Accordingly, $1,491,603 has been reclassified to paid in capital for the Equity Fund to reflect an accumulated net realized gain that may not be recognized for tax purposes.

         ORGANIZATION COSTS: The Funds have deferred certain costs incurred in connection with the organization, initial registration and public offering of Fund shares. Such costs are being amortized over a 60 month period from the commencement of operations. As of April 30, 2001, the remaining period of amortization was 22 months.

         OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.


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30

ARISTATA FUNDS
================================================================================

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

         The Quality Bond Fund and Colorado Quality Tax-Exempt Fund will adopt the provisions of the AICPA Audit & Accounting Guide for Investment Companies, as revised, effective for its fiscal year beginning May 1, 2001. As required, these Funds will begin amortizing premiums and accreting discounts effective May 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds, but will result in an increase of $273,476 to paid in capital and a corresponding decrease to net unrealized appreciation for the Quality Bond Fund, and an increase of $54,383 to paid in capital and a corresponding decrease to net unrealized appreciation for the Colorado Quality Tax-Exempt Fund.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. SHARES OF BENEFICIAL INTEREST

         On April 30, 2001, there was an unlimited number of no par value shares of beneficial interest authorized for each fund. Transactions in shares of beneficial interest were as follows:

                                                                                                  ARISTATA COLORADO QUALITY
                                     ARISTATA EQUITY FUND         ARISTATA QUALITY BOND FUND           TAX-EXEMPT FUND
                                 ----------------------------    ----------------------------    --------------- ------------
                                 For the Year Ended April 30,    For the Year Ended April 30,    For the Year Ended April 30,
                                     2001            2000            2001            2000            2001            2000
                                 ------------    ------------    ------------    ------------    ------------    ------------

Shares sold                           643,111         794,677         740,260         934,245          96,525         100,351
Shares issued as
  reinvestment of dividends           538,347       1,204,528         224,976         246,348          11,247          13,982
Shares redeemed                    (1,649,439)     (2,674,291)     (1,165,761)     (1,892,464)       (254,771)       (409,379)
                                 ------------    ------------    ------------    ------------    ------------    ------------
Net Decrease                         (467,981)       (675,086)       (200,525)       (711,871)       (146,999)       (295,046)
                                 ============    ============    ============    ============    ============    ============

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

                                                                                        ARISTATA COLORADO QUALITY
                                     ARISTATA EQUITY FUND  ARISTATA QUALITY BOND FUND        TAX-EXEMPT FUND
                                     --------------------  --------------------------   ------------------------
As of April 30, 2001
Gross appreciation (excess of
  value over tax cost)                 $     30,765,750         $      1,603,233             $        675,103
Gross depreciation (excess of
  tax cost over value)                         (332,732)                (185,413)                      (7,531)
                                       ----------------         ----------------             ----------------
Net unrealized appreciation            $     30,433,018         $      1,417,820             $        667,572
                                       ================         ================             ================
Cost of investments for income
  tax purposes                         $     36,265,836         $     40,789,960             $     11,569,981
                                       ================         ================             ================

4. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

         Tempest Investment Counselors, Inc. (the "Adviser") serves as investment adviser to each Fund pursuant to separate investment advisory agreements (the "Advisory Agreements") with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.85%, 0.50% and 0.50% of the average net assets for the Equity Fund, Quality Bond Fund and Colorado Quality Tax-Exempt Fund, respectively. The Adviser has agreed to voluntarily waive a portion of its fees and reimburse other expenses so that the total annual

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                                                                              31

ARISTATA FUNDS
================================================================================

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

expenses of each Fund will not exceed the voluntary expense limitations adopted by the Adviser. Fee waivers by the Adviser are voluntary and may be terminated at any time.
         ALPS Mutual Funds Services, Inc. ("ALPS") serves as the administrator to each Fund. ALPS is entitled to receive a fee from each Fund, computed daily and payable monthly, at the annual rate of .20% of the average net assets of each Fund, subject to a minimum monthly fee of $15,000 for the Equity Fund, $7,500 for the Quality Bond Fund and $5,000 for the Colorado Quality Tax-Exempt Fund. In addition to administration services, the administration fee also covers the costs of fund accounting, custody, shareholder servicing, transfer agency, audit and Trustees' fees.
         Shareholders holding more than 10% of the Funds' outstanding shares as of April 30, 2001, constituted 42% and 49% of the Equity Fund and Quality Bond Fund, respectively.

5. INVESTMENT TRANSACTIONS

         The cost of securities purchased and proceeds from the sale of securities, other than temporary cash investments, during the year ended April 30, 2001 were as follows:

                                 U.S. GOVERNMENT
                                    SECURITIES         ALL OTHER          TOTAL
                                 ---------------    --------------    --------------
ARISTATA EQUITY FUND
Purchases                         $            0    $   17,982,478    $   17,982,478
Sales                             $            0    $   30,954,973    $   30,954,973

ARISTATA QUALITY BOND FUND
Purchases                         $    3,490,000    $    2,514,685    $    6,004,685
Sales                             $    4,559,437    $    3,440,302    $    7,999,739

ARISTATA COLORADO QUALITY
TAX-EXEMPT FUND
Purchases                         $            0    $    1,164,529    $    1,164,529
Sales                             $            0    $    2,445,163    $    2,445,163

6.  CONVERSION OF COMMINGLED POOLS

         Each Fund, at its inception date (March 2, 1998), issued shares at $10.00 per share in a tax-free conversion to acquire the net assets of certain unregistered commingled pools of Colorado State Bank and Trust. The following is a summary of shares issued, net assets acquired and unrealized appreciation as of March 2, 1998:

                                                                                        ARISTATA COLORADO QUALITY
                                  ARISTATA EQUITY FUND    ARISTATA QUALITY BOND FUND        TAX-EXEMPT FUND
                                  --------------------    --------------------------    -------------------------

Shares issued                           9,855,292                   5,759,904                   2,472,885
Net assets acquired                  $ 98,552,917                $ 57,599,038                $ 24,728,848
Unrealized appreciation              $ 39,252,218                $  2,425,692                $  1,470,209

7. SHAREHOLDER TAX INFORMATION (Unaudited)

         During the year ended April 30, 2001, 100% of the dividends paid by the Aristata Colorado Quality Tax-Exempt Fund from net investment income should be treated as tax-exempt dividends and 100% of the dividends paid by the Aristata Equity Fund from net investment income qualify for the corporate dividends received deduction.


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